LONG-TERM DEBT, NET	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
8.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the following:

	September 30, 2023	December 31, 2022
Senior Notes
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $4,321 and $5,134, respectively)	$345,679	$344,866
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $3,779 and $4,228, respectively)	1,096,221	1,095,772
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $1,937 and $2,692, respectively)	496,063	497,308
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $3,110 and $3,598, respectively)	496,890	496,402
Credit Facilities
2016 Studio City Credit Facilities (1)	128	128

	$2,434,981	$2,434,476

Note

(1)
As of September 30, 2023 and December 31, 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $
292
and $
333
are included in long-term prepayments, deposits and other assets in the accompanying condensed consolidated balance sheets, respectively.

During the nine months ended September 30, 2023, there was no significant change to the long-term debt as disclosed in the Company’s consolidated financial statements as of December 31, 2022.